Schedule of Securities Valuation Methodology (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount (A)	$ 2,078,101	[1]	$ 2,421,136	[1]
Amortized Cost Basis (B)	1,608,787	[1]	1,734,329	[1]
Total Fair Value	1,691,575	[1],[2]	1,731,744	[1],[2]
CDOs
Outstanding Face Amount (A)	203,477	[3],[4]
Amortized Cost Basis (B)	67,538	[4],[5]
Multiple Quotes Fair Value (C)		[6]
Single Quote Fair Value (D)	65,027	[7]
Internal Pricing Models Fair Value (E)	5,998	[8]
Total Fair Value	71,025	[2],[4]
FNMA/FHLMC Securities
Outstanding Face Amount (A)	768,619	[3]	232,355
Amortized Cost Basis (B)	818,866	[5]	243,385
Multiple Quotes Fair Value (C)	395,131	[6]
Single Quote Fair Value (D)	425,404	[7]
Internal Pricing Models Fair Value (E)		[8]
Total Fair Value	820,535	[2]	244,915	[2]
RE Securities CMBS
Outstanding Face Amount (A)	474,992	[3]
Amortized Cost Basis (B)	336,966	[5]
Multiple Quotes Fair Value (C)	255,784	[6]
Single Quote Fair Value (D)	74,242	[7]
Internal Pricing Models Fair Value (E)	46,365	[8]
Total Fair Value	376,391
RE Securities REIT Debt
Outstanding Face Amount (A)	62,700	[3]
Amortized Cost Basis (B)	62,069	[5]
Multiple Quotes Fair Value (C)	34,809	[6]
Single Quote Fair Value (D)	31,365	[7]
Internal Pricing Models Fair Value (E)		[8]
Total Fair Value	66,174
RE Securities ABS Subprime
Outstanding Face Amount (A)	558,215	[3]
Amortized Cost Basis (B)	321,801	[5]
Multiple Quotes Fair Value (C)	290,731	[6]
Single Quote Fair Value (D)	39,290	[7]
Internal Pricing Models Fair Value (E)	25,954	[8]
Total Fair Value	355,975
RE Securities ABS Other Real Estate
Outstanding Face Amount (A)	10,098	[3]
Amortized Cost Basis (B)	1,547	[5]
Multiple Quotes Fair Value (C)		[6]
Single Quote Fair Value (D)	798	[7]
Internal Pricing Models Fair Value (E)	677	[8]
Total Fair Value	1,475
RE Securities Total
Outstanding Face Amount (A)	2,078,101	[3]
Amortized Cost Basis (B)	1,608,787	[5]
Multiple Quotes Fair Value (C)	976,455	[6]
Single Quote Fair Value (D)	636,126	[7]
Internal Pricing Models Fair Value (E)	78,994	[8]
Total Fair Value	$ 1,691,575

[1]	(H) As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.
[2]	(B) See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
[3]	(A) Net of incurred losses.
[4]	(G) Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million.
[5]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[6]	(C) Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being the most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle's own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received.
[7]	(D) Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.
[8]	(E) Securities whose fair value was estimated based on internal pricing models are further detailed as follows (See table Securities valued based on internal pricing models for details).